Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 27, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
Shenkman Floating Rate High Income Fund | Institutional Class
Risk/Return:
Trading Symbol	SFHIX
Shenkman Short Duration High Income Fund | Class A
Risk/Return:
Trading Symbol	SCFAX
Shenkman Short Duration High Income Fund | Class C
Risk/Return:
Trading Symbol	SCFCX
Shenkman Short Duration High Income Fund | Institutional Class
Risk/Return:
Trading Symbol	SCFIX
Shenkman Short Duration High Income Fund | Class F
Risk/Return:
Trading Symbol	SCFFX